Schedule of Transaction and Balance Amount Due to/from Related Parties (Details) (Parenthetical) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advertising and Marketing Service Provided to Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 45.8	¥ 48.8
Advertisement Costs Charged from a Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 0.3	14.6	¥ 103.3
Founder of the Company [Member] | Advertising and Marketing Service Provided to Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 2.5	¥ 40.3